Hedging Activities - Fair Value of Our Derivatives and Consolidated Balance Sheet Location (Detail) (Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Fair Value	$ 2,346	$ 7,105
Interest Rate Swap | Accrued Expenses
Derivatives, Fair Value [Line Items]
Fair Value	2,346	5,194
Interest Rate Swap | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Fair Value		$ 1,911